Loss Per Share - Schedule of Basic And Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (5,490,747)	$ (808,701)	¥ (7,829,544)
Accretion of redeemable noncontrolling interests	(5,260)	(775)	0
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(5,496,007)	(809,476)	(7,829,544)
Class A Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	(2,428,380)	(357,663)	(3,412,357)
Accretion of redeemable noncontrolling interests	(2,326)	(343)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	¥ (2,430,706)	$ (358,006)	¥ (3,412,357)
Denominator:
Weighted average number of ordinary shares outstanding, basic	2,280,906,536	2,280,906,536	2,222,064,998
Weighted average number of ordinary shares outstanding, diluted	2,280,906,536	2,280,906,536	2,222,064,998
Net loss per share, basic | (per share)	¥ (1.07)	$ (0.16)	¥ (1.54)
Net loss per share, diluted | (per share)	¥ (1.07)	$ (0.16)	¥ (1.54)
Class B Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (3,062,367)	$ (451,038)	¥ (4,417,187)
Accretion of redeemable noncontrolling interests	(2,934)	(432)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	¥ (3,065,301)	$ (451,470)	¥ (4,417,187)
Denominator:
Weighted average number of ordinary shares outstanding, basic	2,876,391,396	2,876,391,396	2,876,391,396
Weighted average number of ordinary shares outstanding, diluted	2,876,391,396	2,876,391,396	2,876,391,396
Net loss per share, basic | (per share)	¥ (1.07)	$ (0.16)	¥ (1.54)
Net loss per share, diluted | (per share)	¥ (1.07)	$ (0.16)	¥ (1.54)